PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	$ 21,466,499	$ 21,221,905
Additions	2,858,831	2,012,326
Impairment reversal	229,000
Acquisitions	123,810
Disposals	(46,692)	(42,786)
Amortization	(1,780,908)	(1,724,946)
Property, plant and equipment at end of period	22,850,540	21,466,499
Gain (loss) on disposal of property, plant and mine development	(41,219)	(37,669)
Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	9,604,319	9,899,508
Additions	870,372	429,239
Impairment reversal	229,000
Acquisitions	122,142
Disposals	(5,267)	(9,328)
Amortization	(553,850)	(715,100)
Transfers between categories	13,729
Property, plant and equipment at end of period	10,280,445	9,604,319
Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	7,467,164	7,269,861
Additions	444,343	486,746
Acquisitions	1,668
Disposals	(41,425)	(33,458)
Amortization	(878,290)	(751,404)
Transfers between categories	595,587	495,419
Property, plant and equipment at end of period	7,589,047	7,467,164
Additions of right-of-use assets for lease arrangements	41,800	23,700
Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	4,395,016	4,052,536
Additions	1,544,116	1,096,341
Amortization	(348,768)	(258,442)
Transfers between categories	(609,316)	(495,419)
Property, plant and equipment at end of period	4,981,048	4,395,016
Assets under construction
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	697,500
Property, plant and equipment at end of period	837,600	697,500
Cost
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	34,324,889
Property, plant and equipment at end of period	37,100,157	34,324,889
Cost | Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	14,779,479
Property, plant and equipment at end of period	15,778,434	14,779,479
Cost | Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	13,291,636
Property, plant and equipment at end of period	14,133,150	13,291,636
Cost | Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	6,253,774
Property, plant and equipment at end of period	7,188,573	6,253,774
Accumulated amortization and impairments
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(12,858,390)
Property, plant and equipment at end of period	(14,249,617)	(12,858,390)
Accumulated amortization and impairments | Mining Properties
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(5,175,160)
Property, plant and equipment at end of period	(5,497,989)	(5,175,160)
Accumulated amortization and impairments | Plant and Equipment
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(5,824,472)
Property, plant and equipment at end of period	(6,544,103)	(5,824,472)
Accumulated amortization and impairments | Mine Development Costs
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment at beginning of period	(1,858,758)
Property, plant and equipment at end of period	$ (2,207,525)	$ (1,858,758)